STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 13 – STOCKHOLDERS’ DEFICIT

Stock Options

On January 9, 2015, we awarded 200,000 stock options to each of Messrs. Blackmon, Verzura and Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.70 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2015, the fair value of these 600,000 options totaling $417,664 was included in accrued expenses on our condensed consolidated balance sheets and on January 9, 2015, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of these options on that date.

On January 12, 2016, we awarded 1,050,000 stock options to each of Messrs. Blackmon, Verzura and 980,000 stock potions to Mr. Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.20 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2015, the fair value of 3,080,000 options totaling $612,512, was included in accrued expenses on our condensed consolidated balance sheets, and on January 15, 2016, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of these options on that date.

The following table summarizes our stock options outstanding, as of September 30, 2016:

	Nine Months Ended September 30, 2016
	Number of Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Stock options outstanding, beginning of period	3,680,000	9.1	$0.26
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding, end of period	3,680,000	9.1	$0.26
Stock options exercisable, September 30, 2016	3,680,000	9.1	$0.26

Common Stock Issued In Exchange For Outstanding Warrant

On February 10, 2015, we issued 621,000 shares of our common stock valued at $987,390 based on the previous day’s closing price, to Typenex Co-Investment, LLC ("Typenex") in exchange for the return of Warrant #1 to Purchase Shares of Common Stock (the “Warrant”) that we issued to Typenex on August 13, 2014, as part of a financing arrangement. We calculated the fair value of the Warrant to be $218,788, or approximately $1.29 per underlying share, utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

The Warrant gave Typenex the right to purchase 170,044 shares of our common stock on the issuance date and provided for adjustments to the number of shares underlying the Warrant upon occurrence of certain events including subsequent sales of our common stock. Our repurchase of the Warrant resulted in Typenex forgoing its potential right to receive shares in excess of the original 170,044 shares underlying the Warrant on the original issuance date. On February 10, 2015, we recorded the $768,602 fair value of the common shares issued in excess of the $218,788 fair value of the Warrant reacquired as a loss on settlement of disputed terms of warrant in our condensed consolidated statements of operations and as an increase in common stock on our condensed consolidated balance sheets.

Warrants:

The following table summarizes our share warrants outstanding as of September 30, 2016 and December 31, 2015:

	Nine Months Ended September 30, 2016
	Number of Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Warrants outstanding, December 31, 2015	3,000,000	1.00	$12.00
Issued	956,836	4.53	0.18
Shares issuable at the election of the noteholder in lieu of the payment of interest under the terms of the amended Slainte note	938,287
Exercised	—	—	—
Expired	(3,000,000)	—	—
Warrants outstanding, end of period	1,895,122	4.53	$0.18
Warrants exercisable, September 30, 2016	1,895,122	4.53	$0.18

NOTE 14 – STOCKHOLDERS’ DEFICIT

2014 Change of Control

On February 27, 2014, NYX and Mr. Paul Enright, our former President, entered into a Stock Purchase Agreement, pursuant to which NYX sold to Mr. Enright an aggregate of 40,000,000 shares of our common stock, representing approximately 87% of our issued and outstanding shares as of that date.

On March 26, 2014, we cancelled 41,690,000 previously outstanding shares of our common stock and issued 38,690,000 shares to Messrs. Blackmon, Ruby and Verzura, representing approximately 89% of our issued and outstanding shares as of that date.

2014 Stock Split

On March 21, 2014, we effected a four-for-one stock split of our common stock in the form of a stock dividend of three shares of common stock for each share of common stock outstanding to stockholders of record on March 19, 2014.

2014 Equity Offering

On March 26, 2014, we sold 600,000 Units for a total amount of $900,000 to 45 accredited investors. Each Unit consisted of one share of our common stock, two A Warrants and three B Warrants. Each A Warrant entitles the holder to purchase one share of our common stock at a price of $7.50 per share during the two year period commencing April 1, 2014. The A Warrants are callable once our common stock has traded at a price of at least $15.00 for 20 consecutive trading days.  Each B Warrant entitles the holder to purchase one share of our common stock at a price of $15.00 per share during the three year period commencing April 1, 2014. The B Warrants are callable once our common stock has traded at a price of at least $22.00 for 20 consecutive trading days.

2014 Change in Authorized Share Capital

Effective May 2, 2014, we increased the authorized number of our preferred shares from five million to ten million and the authorized number of our common shares from 50 million to 100 million. At the same time we also changed the par value of both our preferred and common stock from $0.001 per share to no par value per share.

Common Stock Issued For Warrant Outstanding

On February 10, 2015, we issued 621,000 shares of our common stock, valued at $987,390 based on the previous day’s closing price, to Typenex in exchange for the return of Typenex Warrant #1 that we issued to Typenex on August 13, 2014, as part of a financing arrangement described in Note 12 above.

On February 10, 2015, we calculated the fair value of Typenex Warrant #1 to be $218,788, or approximately $1.29 per underlying share, utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Typenex Warrant #1 gave Typenex the right to purchase 170,044 shares of our common stock on the issuance date and provided for adjustments to the number of shares underlying the warrant upon occurrence of certain events including subsequent sales of our common stock. Our repurchase of Typenex Warrant #1 resulted in Typenex forgoing its potential right to receive shares in excess of the original 170,044 shares underlying the warrant on the issuance date. On February 10, 2015, we recorded the $987,390 fair value of the common shares issued as an increase to common stock and the $218,788 fair value of Typenex Warrant #1 reacquired and cancelled as a decrease to common stock and the difference, $768,602, as a loss on extinguishment of debt and repurchase of warrants in our consolidated statements of operations.

Common Stock Issued For Equity Method Investment

On August 25, 2014, we issued 40,000 shares of common stock valued at $88,000, based on the previous trading day’s closing price, as consideration for a 50% ownership interest in CRD. The $88,000 is included in equity method investments on our consolidated balance sheets.

Common Stock Issued For Services

On August 14, 2014, we issued 10,000 shares of common stock valued at $9,200, based on the previous trading day’s closing price, as consideration for marketing services. The $9,200 was recorded as share-based compensation expense and is included in sales and marketing expense in our consolidated statements of operations.

On August 15, 2014, we issued 20,000 shares of common stock valued at $24,800, based on the previous trading day’s closing price, as consideration for consulting services. The $24,800 was recorded as share-based compensation expense and is included in included in general and administrative expenses in our consolidated statements of operations.

On September 17, 2014, we issued 150,000 shares of common stock valued at $162,000, based on the previous trading day’s closing price, as consideration for prepaid investor relations services. The $162,000 was amortized on a straight-line basis over the 12 month term of the investor relations service agreement. During the year ended December 31, 2015 and 2014, we recorded $121,500 and $40,500, respectively, of amortization as share-based compensation expense and included this in general and administrative expenses in our consolidated statements of operations.

On October 17, 2014, we issued 100,000 shares of common stock valued at $40,000, based on the previous trading day’s closing price, as consideration for prepaid product distribution fees. The $40,000 is being amortized on a straight-line basis over the ten year term of the licensing and distribution agreement. During the year ended December 31, 2015 and 2014, we recorded $4,000 and $1,000, respectively, of amortization as share-based compensation expense and included this in cost of revenues in our consolidated statements of operations. The remaining $35,000 as at December 31, 2015, is included in prepaid expenses on our consolidated balance sheets.

On October 22, 2014, we issued 50,000 shares of common stock valued at $24,000, based on the previous trading day’s closing price, as consideration for consulting services. The $24,000 was recorded as share-based compensation expense and is included in included in general and administrative expenses in our consolidated statements of operations.

On October 24, 2014, we issued 20,000 shares of common stock valued at $11,800, based on the previous trading day’s closing price, as consideration for consulting services. The $11,800 was recorded as share-based compensation expense and is included in included in general and administrative expenses in our consolidated statements of operations.

On December 1, 2014, we issued 30,000 shares of common stock valued at $19,500, based on the previous trading day’s closing price, as consideration for prepaid consulting services. The $19,500 was recognized as share-based compensation expense as services were rendered. During the year ended December 31, 2015 and 2014, we recorded $10,579 and $8,921, respectively, of share-based compensation expense and these amounts are included in general and administrative expenses in our consolidated statements of operations.

On December 30, 2014, we issued 20,000 shares of common stock valued at $13,800, based on the previous trading day’s closing price, as consideration for consulting services. The $13,800 was recorded as share-based compensation expense and is included in included in general and administrative expenses in our consolidated statements of operations.

On March 2, 2015, we issued 30,000 shares of common stock valued at $42,600, based on the previous trading day’s closing price, as consideration for consulting services from an independent contractor. The $42,600 of share-based compensation expense is included in included in general and administrative expenses in our consolidated statements of operations.

On April 23, 2015 we issued 60,000 shares of common stock valued at $47,400, based on the previous trading day’s closing price, as consideration for prepaid consulting fees. The $47,400 was recognized as share-based compensation expense as services were rendered. During the year ended December 31, 2015, we recorded $47,400 of share-based compensation expense and included this amount in general and administrative expenses in our consolidated statements of operations.

On April 23, 2015, we issued 126,500 shares of common stock valued at $99,935, based on the previous trading day’s closing price, as consideration for prepaid corporate finance fees. The $99,935 was recognized as share-based compensation expense as services were rendered. During the year ended December 31, 2015, we recorded $99,935 of share-based compensation expense and included this amount in general and administrative expenses in our consolidated statements of operations.

On August 17, 2015 we issued 50,000 shares of common stock valued at $19,000, based on the previous trading day’s closing price, as consideration for prepaid consulting fees. The $19,000 was recognized as share-based compensation expense as services were rendered. During the year ended December 31, 2015, we recognized $19,000 of share-based compensation expense and included this amount in general and administrative expenses in our consolidated statements of operations.

On August 24, 2015, we issued a total of 11,000 shares of common stock valued at $5,280, based on the previous trading day’s closing price, as consideration for consulting services from two independent contractors. The $5,280 of share-based compensation expense is included in included in general and administrative expense in our consolidated statements of operations.

On October 19, 2015, we issued 30,000 shares of common stock valued at $12,000, based on the previous trading day’s closing price, as consideration for prepaid product distribution fees. The $12,000 is being amortized on a straight-line basis over the remaining nine year term of the related licensing and distribution agreement. During the year ended December 31, 2015, we recorded $375 of share-based compensation expense and included this in cost of revenues in our consolidated statements of operations. The remaining $11,625 as at December 31, 2015, is included in prepaid expenses on our consolidated balance sheets.

Warrants:

The following table summarizes our share warrants outstanding as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015		2014
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	3,170,044	$11.52	—	$—
Issued	—	—	3,997,692	9.75
Exercised	—	—	—	—
Repurchased and cancelled	(170,044)	3.00	(827,648)	3.00
Expired	—	—	—	—
Warrants outstanding, end of period	3,000,000	$12.00	3,170,044	$11.52
Warrants exercisable, end of period	3,000,000	$12.00	3,170,044	$11.52

The weighted-average remaining contractual life for warrants outstanding and exercisable at December 31, 2015, is 0.25 years. The aggregate intrinsic value of warrants outstanding and exercisable at December 31, 2015 is $0.

As described in Note 12 above, on August 13, 2014, we issued Typenex warrants to purchase 997,692 of our common shares and recorded the $694,525 fair value of these warrants as an increase to common stock on our consolidated balance sheets. On December 29, 2014, we repurchased 827,648 of these warrants, cancelled them and recorded a $576,152 decrease in common stock.

The warrants were recorded at approximately $0.70 per warrant utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$1.03
Exercise price	$3.00
Risk free interest rate	0.88%
Expected term (years)	3.05
Expected volatility	146%
Expected dividends	0%

2004 Equity Incentive Plan

On November 20, 2014, our board of directors approved our 2014 Stock Incentive Plan (the “Plan”) and the Plan became effective on November 19, 2015. The Plan provides officers, directors, selected employees and outside consultants an opportunity to acquire or increase a direct ownership interest in our operations and future success. Our board of directors currently administers the Plan and makes all decisions concerning which officers, directors, employees and other persons are granted awards, how many to grant to each recipient, when awards are granted, the terms and conditions applicable to awards, how the Plan should be interpreted, whether to amend or terminate the Plan and whether to delegate administration of the Plan to a committee. A maximum of 4,000,000 common shares are subject to the Plan. The Plan provides for the grant of stock options, stock awards, restricted stock units and stock appreciation rights. Stock options may be non-qualified stock options or incentive stock options except that stock options granted to outside directors, consultants or advisers providing services to us shall in all cases be non-qualified stock options. The Plan will terminate on November 20, 2024, unless the administrator terminates the Plan earlier. As of December 31, 2015, 3,400,000 common shares were available for issue under the Plan.

Stock Options

On January 9, 2015, we awarded 200,000 stock options to each of Messrs. Blackmon, Verzura and Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.70 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2014, the fair value of these 600,000 options totaling $417,664 was included in accrued expenses on our consolidated balance sheets. On January 9, 2015, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of the 600,000 options on that date.

The following table summarizes our stock options outstanding as of December 31, 2015:

	Year Ended December 31, 2015
	Number of Shares	Weighted Average Exercise Price
Stock options outstanding, beginning of period	—	$—
Issued	600,000	0.70
Exercised	—	—
Expired	—	—
Stock options outstanding, end of period	600,000	$0.70
Stock options exercisable, end of period	600,000	$0.70

The weighted-average remaining contractual life for stock options outstanding and exercisable at December 31, 2015, is 9.0 years. The aggregate intrinsic value of options outstanding and exercisable at December 31, 2015 is $0.